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07071281

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

~~Amendment No. 1 to~~ FORM 19b-4(e)

, Required of a Self-Regulatory Organization Listing and Trading a New
es Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

AD ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 15 2007
DIVISION OF MARKET REGULATION

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Macquarie Global Infrastructure 100 Index

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

GII

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, American Stock Exchange, Athens Stock Exchange, Australian Stock Exchange, Bovespa (State of São Paulo Stock Exchange), Continuous Market (Sistema de Interconexión Bursátil Español(SIBE)), Euronext Lisbon, Euronext Paris, Frankfurt Stock (Deutsche Börse), Hong Kong Stock Exchange, Korean Stock Excahnge, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Tokyo Stock Exchange, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

May 14, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 15 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY 15 2007
DIVISION OF MARKET REGULATION

May 14, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – streetTRACKS® Index Shares Funds**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Amendment No. 1 to Form 19b-4(e) with respect to the following securities:

- streetTRACKS Index Shares Funds, SPDR® FTSE/Macquarie Global Infrastructure 100 Index ETF (Ticker Symbol GII); and
- streetTRACKS Index Shares Funds, SPDR Russell/Nomura PRIME™ Japan ETF (Ticker Symbol JPP).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 15 2007

END